CONDENSED CONSOLIDATED BALANCE SHEETS PARANTHETICALS (unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Unamortized discount of Long-term debt current maturities	$ 11,441	$ 17,587
Unamortized discount of Long-term debt	$ 0	$ 2,512
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock authorized shares	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock authorized shares	300,000,000	300,000,000
Common stock shares issued	68,488,691	66,414,175
Common stock shares outstanding	68,488,691	66,414,175